NON-CONTROLLING INTERESTS - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - Subsidiaries with material non-controlling interests - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,149	$ 2,835
Corporate Holding Entities
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,969	$ 5,033
U.S. Retail
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,285	$ 1,280
U.S. Manufactured Housing
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	76.00%	76.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,308	$ 1,191
U.K. Student Housing
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,599	$ 1,594
Korea Mixed-use
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 938	$ 936
U.K. Short Stay
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 567	$ 756
U.S. Hospitality
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 670	$ 724
U.S. Logistics
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 883	$ 434
Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 7,700	$ 3,301
Bottom of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Bottom of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	3300.00%
Top of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Top of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	9900.00%	9900.00%